Stock Options and Nonvested Shares (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number outstanding		17,332,760	21,326,160
Weighted average exercise price		$ 0.55	$ 0.57
2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number outstanding	16,180,260	17,332,760	21,326,160	24,505,348
Weighted average remaining contractual life	5 years 18 days
Weighted average exercise price	$ 0.53	$ 0.55	$ 0.57	$ 0.54
Aggregate intrinsic value as of December 31,2016	$ 5,369,140
Number exercisable	16,180,260	14,513,528	14,070,240
Weighted average exercise price	$ 0.53	$ 0.61	$ 0.73
Aggregate intrinsic value as of December 31, 2016	$ 5,369,140
2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number outstanding	1,105,000	1,235,000	1,860,000
Weighted average remaining contractual life	7 years 8 months 9 days
Weighted average exercise price	$ 0.87	$ 0.88	$ 0.89
Aggregate intrinsic value as of December 31,2016
Number exercisable	805,400	480,200
Weighted average exercise price	$ 0.88	$ 0.89
Aggregate intrinsic value as of December 31, 2016
$0.96 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 0.96
Number outstanding	2,268,000
Number exercisable	2,268,000
$1.318 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 1.318
Number outstanding	53,600
Number exercisable	53,600
$1.26 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 1.26
Number outstanding	413,360
Number exercisable	413,360
$1.648 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 1.648
Number outstanding	10,000
Number exercisable	10,000
$1.426 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 1.426
Number outstanding	2,058,000
Number exercisable	2,058,000
$1.43 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 1.43
Number outstanding	50,000
Number exercisable	50,000
$0.25 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 0.25
Number outstanding	11,327,300
Number exercisable	11,327,300
$0.878 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 0.878
Number outstanding	915,000
Number exercisable	695,400
$0.92 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 0.92
Number outstanding	70,000
Number exercisable	47,600
$1.032 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 1.032
Number outstanding
Number exercisable
$1.038 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 1.038
Number outstanding
Number exercisable
$0.87 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock option with exercise price of:	$ 0.87
Number outstanding	120,000
Number exercisable	62,400